Contingencies - Additional Information (Detail) € in Millions, R$ in Millions, $ in Millions, Tsh in Billions, R in Billions				1 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Jan. 31, 2024	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 TZS (Tsh)	Jun. 30, 2024 ZAR (R)	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Nov. 30, 2023	Jan. 24, 2019 USD ($)	Jan. 24, 2019 EUR (€)
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	$ 5,995					$ 5,995					$ 5,517
Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,800					2,800	R$ 15,400
Deductibility Of IOC Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	5,100					5,100	28,600
AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Settlement of tax matters value	200	R 3.5
Amount payable in respect of tax matters settled gross	200					200			R 4.5
Additional liability towards taxes and interest one	900					900			17.7
Contingent liabilities	300					300			6.4
European commission decision [member]
Disclosure of detailed information about material tax [line items]
Provisions recorded	74					74				€ 68
Deposits													$ 74	€ 68
Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Penalty payable in percentage												150.00%
Ambev [member] | IPI excise tax [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200					200	900
Percentage reduction in the amount payable to tax authorities			98.00%
Ambev [member] | Manaus free trade zone IPI social contributions [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,100					1,100	6,600
Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Revised penalty payable in percentage												100.00%
Arosuco [member] | Disallowance Of Tax Paid Abroad [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	500					$ 500	2,700
Amount In Respect Of Which Party Favourable Judgement Is Given By Lower Administrative Court				$ 4	R$ 20
Cerbuco Brewing Inc [Member] | Cerveceria Bucanero S.A [Member]
Disclosure of detailed information about material tax [line items]
Proportion of ownership interest in subsidiary						50.00%
Tax Assessment During 2005 [member] | Foreign subsidiaries [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Exposure to credit risk	1,100					$ 1,100	6,200
Tax assessment in October 2013 [member] | Ambev [member] | In Bev Holding Brasil SA [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	1,200					1,200	6,700
Tax assessment in October 2013 [member] | Ambev [member] | Beverage Associates Holding Limited [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300					300	1,400
Tax Assessment in December 2015 [member] | Ambev [member] | Integration program social security financing levy [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	300					300	1,700
Tax Assessment in December [Member] | Ambev [member] | MAG [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100					100	300
Tax Assessment in November 2017 [member] | Ambev [member] | CND Holdings [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	200					200	900
Tax Assessment during 2015, 2016 and 2020 [member] | Disallowance Of Financial Expenses [Member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100					100	300
Rio de Janeiro [member] | Arosuco [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	100					100	700
Tanzania [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities	$ 300					300		Tsh 850
Tanzania [member] | Top of range [member] | Tax contingent liability [member] | TANZANIA BREWERIES PLC [member]
Disclosure of detailed information about material tax [line items]
Percentage change in shareholding triggering tax payable	50.00%	50.00%
ICMS-PRODEPE [Member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 100					100	800
SOUTH AFRICA | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member] | AB INBEVS SOUTH AFRICA TAX MATTERS [Member]
Disclosure of detailed information about material tax [line items]
Estimated financial effect of contingent liabilities	500					500			R 8.9
ICMS-ST Trigger [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	2,000					2,000	11,100
ICMS Tax Credits For Rio Grande do Sul and Sao Paulo [Member] | Tax Assessment in 2018 and 2021 [member] | Ambev [member]
Disclosure of detailed information about material tax [line items]
Estimate of possible loss	$ 100					$ 100	R$ 800